Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jan. 01, 2024 MYR (RM)
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	RM 381,278		RM 283,728
Additions	1,043,134		97,550
Ending balance	1,424,412	$ 351,186	381,278
Ending balance (in Dollars)	1,424,412		381,278
Ending balance	1,424,412		381,278
Cost [Member] | Computer and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	180,787		157,787
Additions	73,408		23,000
Ending balance	254,195	62,671	180,787
Ending balance (in Dollars)	254,195		180,787
Ending balance	254,195		180,787
Cost [Member] | Furniture and fittings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	9,631		9,631
Additions
Ending balance	9,631	2,375	9,631
Ending balance (in Dollars)	9,631		9,631
Ending balance	9,631		9,631
Cost [Member] | Fire system [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	29,310		29,310
Additions
Ending balance	29,310	7,226	29,310
Ending balance (in Dollars)	29,310		29,310
Ending balance	29,310		29,310
Cost [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	87,000		87,000
Additions	969,726
Ending balance	1,056,726	260,534	87,000
Ending balance (in Dollars)	1,056,726		87,000
Ending balance	1,056,726		87,000
Cost [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	74,550
Additions			74,550
Ending balance	74,550	18,380	74,550
Ending balance (in Dollars)	74,550		74,550
Ending balance	74,550		74,550
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	155,962
Ending balance	292,925	72,220	155,962
Ending balance (in Dollars)	292,925		155,962	RM 66,845
Charge for the year	136,963		89,117
Ending balance	292,925		155,962	66,845
Accumulated depreciation [Member] | Computer and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	98,245
Ending balance	163,177	40,231	98,245
Ending balance (in Dollars)	163,177		98,245	46,727
Charge for the year	64,932		51,518
Ending balance	163,177		98,245	46,727
Accumulated depreciation [Member] | Furniture and fittings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	6,980
Ending balance	8,515	2,099	6,980
Ending balance (in Dollars)	8,515		6,980	5,068
Charge for the year	1,535		1,912
Ending balance	8,515		6,980	5,068
Accumulated depreciation [Member] | Fire system [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	12,212
Ending balance	18,074	4,456	12,212
Ending balance (in Dollars)	18,074		12,212	6,350
Charge for the year	5,862		5,862
Ending balance	18,074		12,212	6,350
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	26,100
Ending balance	75,824	18,694	26,100
Ending balance (in Dollars)	75,824		26,100	8,700
Charge for the year	49,724		17,400
Ending balance	75,824		26,100	8,700
Accumulated depreciation [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	12,425
Ending balance	27,335	6,740	12,425
Ending balance (in Dollars)	27,335		12,425
Charge for the year	14,910		12,425
Ending balance	27,335		12,425
Carrying Values [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	225,316
Ending balance	1,131,487	278,966	225,316
Ending balance (in Dollars)	1,131,487		225,316	216,883
Ending balance	1,131,487		225,316	216,883
Carrying Values [Member] | Computer and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	82,542
Ending balance	91,018	22,440	82,542
Ending balance (in Dollars)	91,018		82,542	111,060
Ending balance	91,018		82,542	111,060
Carrying Values [Member] | Furniture and fittings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	2,651
Ending balance	1,116	276	2,651
Ending balance (in Dollars)	1,116		2,651	4,563
Ending balance	1,116		2,651	4,563
Carrying Values [Member] | Fire system [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	17,098
Ending balance	11,236	2,770	17,098
Ending balance (in Dollars)	11,236		17,098	22,960
Ending balance	11,236		17,098	22,960
Carrying Values [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	60,900
Ending balance	980,902	241,840	60,900
Ending balance (in Dollars)	980,902		60,900	78,300
Ending balance	980,902		60,900	78,300
Carrying Values [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	62,125
Ending balance	47,215	$ 11,640	62,125
Ending balance (in Dollars)	47,215		62,125
Ending balance	RM 47,215		RM 62,125